Related Party Transactions	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties:

Name	Relationship with the Company
Tao Ling	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin	Principal shareholder and director of the Company
Bozhen Gong	Immediate family member of Tao Ling
Yun Tan	Immediate family member of Tao Ling
Luzhou Nachuan Investment Limited	An entity which owns 5% equity interest of Luzhou Aozhi

2)	Related party transactions

For the fiscal year ended September 30, 2022, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

Name of Related Parties	Borrowing/ Collecting Amount	Payment/ Lending Amount
Xiaohong Yin	$2,441,555	$4,303,242
Bozhen Gong	305,194	1,068,180
Total	$2,746,749	$5,371,422

As of September 30, 2022, a total of $5,215,436 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2022.

For the fiscal year ended September 30, 2021, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

Name of related parties	Borrowing Amount	Payment Amount
Tao Ling	$1,719,857	$1,873,141
Xiaohong Yin	6,085,410	4,215,335
Bozhen Gong	858,395	567,154
Yun Tan	429,198	229,927
Total	$9,092,860	$6,885,557

As of September 30, 2021, a total of $9,847,286 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2021.

3)	Related party balances

Net outstanding balances with related parties consisted of the following as of September 30, 2022 and 2021:

Accounts	Name of Related Parties	September 30, 2022	September 30, 2021
Due to related parties	Xiaohong Yin	$-	$1,893,410
Due to related parties	Bozhen Gong	295,213	1,101,903
Due to related parties	Yun Tan	182,751	201,757
Total due to related parties		$477,964	$3,197,070